Capitalized Software, net -Schedule of Capitalized Computer Software Future Amortization Expense (Detail)	Dec. 31, 2021 USD ($)
Schedule of Capitalized Computer Software Future Amortization Expenses [Abstract]
2022	$ (147,473)
2023	(147,890)
2024	(138,795)
2025	(126,319)
2026	$ (122,472)